Income taxes	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Income taxes

Note 22 Income taxes
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$4,081	$4,151
Adjustments for prior years	851	(230)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(100)	–
	4,832	3,921
Deferred tax
Origination and reversal of temporary difference	(1,286)	232
Effects of changes in tax rates	(47)	4
Adjustments for prior years	125	231
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(24)	(86)
	(1,232)	381
	3,600	4,302
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(10)	(633)
Provision for credit losses recognized in income	–	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	2
Unrealized foreign currency translation gains (losses)	20	2
Net foreign currency translation gains (losses) from hedging activities	(306)	(478)
Reclassification of losses (gains) on net investment hedging activities to income	45	6
Net gains (losses) on derivatives designated as cash flow hedges	190	628
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	59	70
Remeasurement gains(losses) on employee benefit plans	(68)	287
Net gains(losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(222)	622
Net gains (losses) on equity securities designated at fair value through other comprehensive income	24	(3)
Share-based compensation awards	2	10
Distributions on other equity instruments and issuance costs	(59)	(45)
	(364)	466
Total income taxes	$3,236	$4,768

The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory tax rate.
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2023		October 31, 2022
Income taxes at Canadian statutory tax rate	$5,115	27.7%	$5,269	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(2,130)	(11.5)	(428)	(2.1)
Tax-exempt income from securities	(337)	(1.8)	(437)	(2.2)
Tax rate change	1,050	5.7	4	–
Other	(98)	(0.6)	(106)	(0.5)
Income taxes in Consolidated Statements of Income / effective tax rate	$3,600	19.5%	$4,302	21.4%
The effective income tax rate of 19.5% decreased 190 bps, primarily due to lower average tax rate applicable to subsidiaries. This factor was partially offset by the impact of the Canada Recovery Dividend (CRD) and the 1.5% increase in the Canadian corporate tax rate in the current year.
Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2023

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$987	$–	$185	$2	$–	$–	$1,174
Deferred compensation	1,504	(2)	(2)	22	–	–	1,522
Business realignment charges	12	–	11	–	–	–	23
Tax loss and tax credit carryforwards	322	–	(57)	1	(5)	–	261
Deferred (income) expense	6	(3)	661	(11)	(2)	–	651
Financial instruments measured at fair value through other comprehensive income	(16)	(330)	–	25	–	–	(321)
Premises and equipment and intangibles	(1,234)	–	302	(27)	(8)	–	(967)
Pension and post-employment related	(435)	68	37	1	(4)	–	(333)
Other	(113)	4	95	24	–	–	10
	$1,033	$(263)	$1,232	$37	$(19)	$–	$2,020
Comprising
Deferred tax assets	$1,472						$2,446
Deferred tax liabilities	(439)						(426)
	$1,033						$2,020

	As at and for the year ended October 31, 2022

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$974	$–	$2	$11	$–	$–	$987
Deferred compensation	1,614	(10)	(211)	101	10	–	1,504
Business realignment charges	11	–	1	–	–	–	12
Tax loss and tax credit carryforwards	242	–	67	2	8	3	322
Deferred (income) expense	110	(1)	(126)	23	–	–	6
Financial instruments measured at fair value through other comprehensive income	(19)	(2)	–	5	–	–	(16)
Premises and equipment and intangibles	(836)	–	4	(57)	(345)	–	(1,234)
Pension and post-employment related	(163)	(287)	19	4	(8)	–	(435)
Other	4	22	(137)	(6)	4	–	(113)
	$1,937	$(278)	$(381)	$83	$(331)	$3	$1,033
Comprising
Deferred tax assets	$2,011						$1,472
Deferred tax liabilities	(74)						(439)
	$1,937						$1,033

The
tax loss and tax credit carryforwards amount of deferred tax assets primarily relates to losses and tax credits in our Canadian, U.S., and Caribbean operations. Deferred tax assets of $261 million were recognized at October 31, 2023 (October 31, 2022 – $322 million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in
relation to such support.
As at October 31, 2023, unused tax losses and tax credits of $417 million and $18 million (October 31, 2022 – $429 million and $130 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. There are no unused tax losses that will expire within one year (October 31, 2022 – $nil), or in two to four years (October 31, 2022 – $nil) and there are $417 million of unused tax losses that will expire after four years (October 31, 2022 – $429 million). There are no tax credits that will expire in one year (October 31, 2022 – $nil), or in two to four years (October 31, 2022 – $93 million) and there are $18 million that will expire after four years (October 31, 2022 – $37 million).
The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $22 billion as at October 31, 2023 (October 31, 2022 – $26 billion).
Government of Canada Budget 2022
On December 15, 2022, Bill C-32, Fall Economic Statement Implementation Act, 2022 (the Bill), tabled by the Government of Canada, received royal assent. The Bill amends the Income Tax Act (Canada) to implement a CRD and a permanent increase in the Canadian corporate tax rate on banks and life insurer groups.
The CRD is a one-time 15% tax for 2022 determined based on the average taxable income above $1 billion for taxation years 2020 and 2021 and payable in equal installments over five years. The CRD resulted in an increase in income taxes of $1.2 billion for the year ended October 31, 2023, of which $1 billion was recognized in net income and $0.2 billion was recognized in other comprehensive income.
The permanent increase in the Canadian corporate tax rate is 1.5% on taxable income above $100 million and applies to taxation years that end after April 7, 2022, resulting in an increase in the Canadian statutory tax rate from 26.2% to 27.7% for the year ended October 31, 2023.
Tax examinations and assessments
During the year, we received proposal letters (the Proposals) from the Canada Revenue Agency (CRA) in respect of the 2018 taxation year, which suggested
that Royal Bank of Canada owes additional taxes of approximately $228 million as they denied the deductibility of certain dividends.
On November 28, 2023, we received a reassessment in respect of the 2018 taxation year, consistent with the
 Proposals received during the year
. The reassessment received is
consistent with the reassessments received for taxation years 2012 to 2017 of approximately $1,628 million of additional income taxes and the reassessments received for taxation years 2009 to 2011 of approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years.
Legislative amendments introduced in the 2015 Canadian Federal Budget resulted in disallowed deduction of dividends from transactions with Taxable Canadian Corporations including those hedged with Tax Indifferent Investors, namely pension funds and non-resident entities with prospective application effective May 1, 2017. The dividends to which the reassessments relate include both dividends in transactions similar to those which are the target of the 2015 legislative amendments and dividends which are unrelated to the legislative amendments.
It is possible that the CRA will reassess us for significant additional income tax for subsequent years on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.